Common Stock	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Common Stock

7. Common Stock

As of March 31, 2026 and December 31, 2025, the Company had authorized 600,000,000 shares of $0.0001 par value Common Stock. Each share of Common Stock entitles the holder to one vote, together with the holders of the Series A and Series C Convertible Preferred Stock (on an as-converted basis), on all matters submitted to the stockholders for a vote. The holders of Common Stock are entitled to receive dividends, if any, as declared by the Company’s Board of Directors.

Under the terms of the Company’s certificate of incorporation, the Company’s Board of Directors is authorized to direct the Company, without any action or vote by its stockholders (except as may be provided by the terms of any class or series of Company preferred stock then outstanding), to issue shares of preferred stock in one or more series without the approval of the Company’s stockholders. The Company’s Board of Directors has the discretion to determine the rights, powers, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

2025 Activity

Restricted Stock Units

A total of 25,000 restricted stock units vested during the three months ended March 31, 2025, and the corresponding shares were issued upon vesting.

Unvested Shares

In connection with the closing on March 28, 2024 of the business combination with Andretti Acquisition Corp. (“AAC”), 1,129,630 shares of Sponsor Shares became unvested and are subject to the forfeiture pursuant to the available cash provisions as described in the sponsor support agreement in contemplation of the Merger. All of the Unvested Shares will become vested if, within three years of the closing, the volume-weighted average price of the Company’s Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period, or if there is a change of control of the Company. If neither of these events occur within three years of the closing, then the Unvested Shares will be forfeited and shall be transferred by the sponsor and the sponsor co-investor to the Company, without any consideration for such transfer. The Unvested Shares are indexed to the Company’s own stock and are therefore classified as equity in the Company’s consolidated financial statements. No Unvested Shares vested during the three months ended March 31, 2026 or 2025.